BUSINESS ACQUISITIONS (Provisional amounts recognized for the assets acquired and liabilities assumed) (Details) - USD ($) $ in Thousands	Jan. 02, 2022	Dec. 10, 2021	Jan. 03, 2021	Dec. 29, 2019
Acquisition-date fair value of total consideration transferred [abstract]
Right-of-use assets	$ 92,447		$ 59,445	$ 73,539
Goodwill	$ 283,815		$ 206,636
Phoenix Sanford, LLC
Acquisition-date fair value of total consideration transferred [abstract]
Inventories		$ 23,799
Prepaid expenses, deposits and other current assets		29,845
Property, plant and equipment		64,306
Right-of-use assets		43,539
Other non-current assets		9
Assets acquired		161,498
Accounts payable and accrued liabilities		(30,191)
Current portion of lease obligations		(1,940)
Lease obligations		(41,599)
Deferred income taxes		(979)
Liabilities assumed		(74,709)
Goodwill		77,179
Net assets acquired at fair value		163,968
Cash consideration paid at closing, net of cash acquired		167,040
Settlement of pre-existing relationships		(3,072)
Consideration transferred		163,968
Trade accounts receivable		$ 26,200